Operating revenue (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Operation of Civil Aviation, Including the Provision of Passenger, Cargo, Mail Delivery, and Other Extended Transportation Services
Disaggregation of revenue from contracts with customers by major service lines is as follows:

		2021	2020	2019
	Note	RMB million	RMB million	RMB million
Revenue from contracts with customers within the scope of IFRS 15:
Disaggregated by service lines
-Traffic revenue
- Passenger		75,392	70,534	138,502
- Cargo and mail		19,887	16,493	9,615
-Commission income		2,677	2,771	2,952
-General aviation income		572	508	564
-Cargo handling income		864	507	359
-Hotel and tour operation income		538	390	712
-Ground services income		326	210	409
-Air catering service income		271	273	353
-Others		885	689	654

		101,412	92,375	154,120

Revenue from other sources:
-Rental income	19(e)	232	186	202

		101,644	92,561	154,322